RELATED PARTIES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tecnologia Bancaria S.A [Member]
Cash and due from banks
Tecnologia Bancaria S.A.	422	0	0
Demand deposits
Demand deposits related parties	0	(3)	0
Porto Seguro S.A [Member]
Cash and due from banks
Porto Seguro S.A.	33	0	0
Dividends receivable
Dividends Receivable Related Parties	45	0	0
Receivables from related companies
Porto Seguro S.A.	87	0	0
Demand deposits
Demand deposits related parties	(2)	0	0
Funding expenses
Funding Expenses Related Parties	(16)	0	0
Other operating income
Porto Seguro S.A.	29	0	0
Fee and commission income
Fee and commission income related parties	61	0	0
Unibanco Rodobens Administradora De Consorcios Ltda [Member]
Dividends receivable
Dividends Receivable Related Parties	0	15	0
Demand deposits
Demand deposits related parties	0	(43)	0
Time deposits
Time Deposits Related Parties	0	(16)	0
Itau Unibanco Holding S.A [Member]
Demand deposits
Demand deposits related parties	0	(54)	(129)
Olimpia Promocao E Servicos S.A [Member]
Securities sold under repurchase agreements
Olimpia Promocao e Servicos S.A.	(19)	(26)	(28)
Funding expenses
Funding Expenses Related Parties	(2)	0	0
Funding Expenses Related Parties
Olimpia Promocao e Servicos S.A.	(2)	0	0